SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net loss per ordinary share (Details) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Class A common stock [Member]
Numerator:
Allocation of net income (loss)	$ (3,772,620)	$ 17,830,609	$ 257,377	$ 7,776,990	$ (7,350,686)	$ 4,677,202
Denominator:
Weighted average shares outstanding of ordinary shares, basic	4,459,878	23,000,000	8,092,696	23,000,000	16,353,211	23,000,000
Weighted average shares outstanding of ordinary shares, diluted	4,459,878	23,000,000	8,092,696	23,000,000	16,353,211	23,000,000
Basic net income (loss) ordinary per share	$ (0.85)	$ 0.78	$ 0.03	$ 0.34	$ (0.42)	$ 0.20
Diluted net income (loss) per ordinary share	$ (0.85)	$ 0.78	$ 0.03	$ 0.34	$ (0.42)	$ 0.20
Class B common stock
Numerator:
Allocation of net income (loss)	$ (4,863,938)	$ 4,457,652	$ 182,870	$ 1,944,248	$ (1,837,671)	$ 1,169,301
Denominator:
Weighted average shares outstanding of ordinary shares, basic	5,750,000	5,750,000	5,750,000	5,750,000	5,529,817	5,750,000
Weighted average shares outstanding of ordinary shares, diluted	5,750,000	5,750,000	5,750,000	5,750,000	5,529,817	5,750,000
Basic net income (loss) ordinary per share	$ (0.85)	$ 0.78	$ 0.03	$ 0.34	$ (0.42)	$ 0.20
Diluted net income (loss) per ordinary share	$ (0.85)	$ 0.78	$ 0.03	$ 0.34	$ (0.42)	$ 0.20